ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, NW WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

December 21, 2016	Nathan D. Briggs
T +1 (202) 626-3909
F +1 (202) 383-9308 nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 55 and Amendment No. 60 to the Trust’s Registration Statement on Form N-1A. This Post-Effective Amendment is being filed for the purpose of registering the shares of a new series of the Trust, DoubleLine Shiller Enhanced International CAPE®.

As has been designated on the facing sheet, it is intended that this Post-Effective Amendment become effective on December 23, 2016, pursuant to paragraph (b) of Rule 485 under the Securities Act. This Post-Effective Amendment does not contain any disclosure that, in our view, could render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely, /s/ Nathan D. Briggs Nathan D. Briggs

cc:	Keith T. Kirk
Neal Zalvan
Adam Rossetti
Jeremy Smith
Timothy W. Diggins